LONG-TERM INVESTMENTS (Details) - Schedule of Long Term Investments ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Marketable Securities [Line Items]
Beginning Balance	¥ 530,207		¥ 727,426	¥ 738,272
Ending Balance	1,067,444		530,207	727,426
Additions	505,968		17,207	58,068
Disposals	(1,056)		(52,738)	(26,635)
Adjustment of interest on held-to-maturity investments	39,392
Accumulated other comprehensive income	(883)
Loss in held-to-maturity investment	186	$ 26		(14,096)
Share of income in equity method investments	19,280		19,432	(7,167)
Impairment charges	(25,032)		(181,820)	(27,422)
Impact of exchange rate	(432)		700	6,406
Equity securities without readily determinable fair value [Member]
Marketable Securities [Line Items]
Beginning Balance	102,510		631,393	647,702
Ending Balance	74,279		102,510	631,393
Additions				97
Disposals
Adjustment of interest on held-to-maturity investments
Loss in held-to-maturity investment
Share of income in equity method investments
Impairment charges	(26,088)		(164,161)	(23,193)
Impact of accounting method changes			(361,100)
Impact of exchange rate	(2,143)		(3,622)	6,787
Equity Method Investments [Member]
Marketable Securities [Line Items]
Beginning Balance	427,697		58,033	57,491
Ending Balance	448,688		427,697	58,033
Additions			3,000	19,971
Disposals			(14,738)	(7,652)
Adjustment of interest on held-to-maturity investments
Loss in held-to-maturity investment
Share of income in equity method investments	19,280		19,432	(7,167)
Impairment charges			(3,452)	(4,229)
Impact of accounting method changes			361,100
Impact of exchange rate	1,711		4,322	(381)
Held-to- maturity investment [Member]
Marketable Securities [Line Items]
Beginning Balance			38,000	33,079
Ending Balance	509,392			38,000
Additions	470,000		14,207	38,000
Disposals	(1,056)		(38,000)	(18,983)
Adjustment of interest on held-to-maturity investments	39,392
Loss in held-to-maturity investment				(14,096)
Share of income in equity method investments
Impairment charges	1,056		(14,207)
Impact of accounting method changes
Impact of exchange rate
Available for sale investment [Member]
Marketable Securities [Line Items]
Ending Balance	35,085
Additions	35,968
Adjustment of interest on held-to-maturity investments
Accumulated other comprehensive income	(883)
Impact of accounting method changes